CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents (Note 4)	$ 4,880,184	$ 6,439,147
Marketable securities (Notes 5 and 6)	203,484	175,541
Deposits, advances and other	422,073	353,742
Total current assets	5,505,741	6,968,430
Property, plant and equipment, net (Note 7)	12,438,692	12,440,654
Total assets	17,944,433	19,409,084
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	3,908,658	3,928,608
Accrued interest	16,715	2,388
Convertible notes and interest notes (Note 11)	36,566,069	34,400,030
Total current liabilities	40,491,442	38,331,026
Convertible notes (Note 11)	1,042,000	1,042,000
Other (Note 11)	1,012,491	1,012,491
Total liabilities	42,545,933	40,385,517
SHAREHOLDERS' EQUITY
Common shares and equity units	289,326,172	289,326,172
Contributed Surplus (Note 11)	11,682,644	11,682,644
Warrants	543,915	543,915
Stock options (Note 9)	20,039,420	19,980,099
Accumulated deficit	(346,238,598)	(342,526,267)
Accumulated other comprehensive income (loss)	44,947	17,004
Total shareholders' deficit	(24,601,500)	(20,976,433)
Total liabilities and shareholders' equity	$ 17,944,433	$ 19,409,084